Share Based Compensation - 2016 Share Incentive Plan (Details)		1 Months Ended						12 Months Ended
	Mar. 28, 2017 shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares	May 31, 2018 CNY (¥) shares	Apr. 30, 2018 ¥ / shares shares	Mar. 31, 2018 CNY (¥) shares	Sep. 30, 2016 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Jun. 20, 2016 shares
Ordinary Share Units | Selling, general and administrative expenses
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares												$ 12.88
Number of share options
Share-based compensation expense recorded | ¥								¥ 3,316,000	¥ 19,899,000	¥ 21,192,000
2016 Share Incentive Plan | Options
Share-based compensation
Shares available for issuance															3,000,000
Options granted					125,000
Shares authorized by the board under the plan							3,000,000
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017 (as a percent)							0.50%
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017, number of shares							3,000,000
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | ¥ / shares					¥ 0
Number of share options
Granted					125,000
Cancelled				300,000
2016 Share Incentive Plan | Options | Selling, general and administrative expenses
Number of share options
Granted date fair value of options | ¥										¥ 13,148,000
Share-based compensation expense recorded | ¥				¥ 3,261,000
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares														$ 16.99
Number of share options
Number of share units granted	679,645	684,905	1,076,532			852,390
2016 Share Incentive Plan | Restricted Share Units | Selling, general and administrative expenses
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares												25.32	$ 20.13
Number of share options
Share-based compensation expense recorded | ¥						¥ 91,150,000		121,530,000	¥ 145,659,000
Share Holding Platform
Number of share options
Number of share units granted			4,722,885
Share Holding Platform | Ordinary Share Units
Number of share options
Number of share units granted	3,945,750	3,925,485				4,534,745
Share Holding Platform | Ordinary Share Units | Selling, general and administrative expenses
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares												$ 12.88
Number of share options
Share-based compensation expense recorded | ¥								¥ 139,308,000			¥ 23,303,000
Share Holding Platform | Restricted Share Units | Certain directors, executive officers and the employees
Share-based compensation
Vested (in shares)								224,631
Number of share options
Vesting period	3 years